Share warrant obligation - Additional Information (Details)	12 Months Ended
Dec. 31, 2022 shares
Minimum. | Estimation of starting share price method one
Share warrant obligation
EV/EBITDA multiple	3.58
Maximum. | Estimation of starting share price method two
Share warrant obligation
EV/EBITDA multiple	5.68